Note 2 - Principles Of Consolidation, Acounting policies and measurement bases applied and recent IFRS pronouncements - Description Of Expected Impact Of Initial Applications (Details)	12 Months Ended
Dec. 31, 2018
IFRS 9 [Member] | Before december 31, 2018 [Member]
Expected Impact Of Initial Application Of New Standards Or Interpretations Line Items
Title Of New IFRS	IFRS 9 - “Financial instruments”
Nature Of Impending Change In Accounting Policy	includes new classification and measurement requirements for financial assets and liabilities and impairment requirements for financial assets
Discussion Of Impact That Initial Application Of IFRS Is Expected To Have On Financial Statements	Regarding the hedge accounting, the Group has elected to continue applying IAS 39 to its hedge accounting as permitted by IFRS 9.
Amended IFRS 7 [Member] | Before december 31, 2018 [Member]
Expected Impact Of Initial Application Of New Standards Or Interpretations Line Items
Title Of New IFRS	Amended IFRS 7 - “Financial instruments: Disclosures”
Nature Of Impending Change In Accounting Policy	The IASB modified IFRS 7 in December 2011 to include new disclosures on financial instruments that entities have to provide in the period that they apply IFRS 9 for the first time.
IFRS 15 [Member] | Before december 31, 2018 [Member]
Expected Impact Of Initial Application Of New Standards Or Interpretations Line Items
Title Of New IFRS	IFRS 15 - “Revenue from contracts with customers”
Nature Of Impending Change In Accounting Policy	IFRS 15 contains the principles that an entity shall apply to account for revenue and cash flows arising from a contract with a customer (see Note 2.2.17). The core principle of IFRS 15 is that a company should recognize revenue to depict the transfer of promised goods or services to the customer in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services, in accordance with contractual agreements (either over time or at a certain time). It is considered that the good or service is transferred when the customer obtains control over it. The new Standard replaces IAS 18 – Revenue, IAS 11 - Construction Contracts, IFRIC 13 - Customer Loyalty Programmes, IFRIC 15 - Agreements for the Construction of Real Estate, IFRIC 18 - Transfers of Assets from Customers and SIC 31 – Revenue-Transactions Involving Advertising Services.
Discussion Of Impact That Initial Application Of IFRS Is Expected To Have On Financial Statements	This standard has not had a significant impact on the Group's Consolidated Financial Statements.
Amended IFRS 10 [Member] | After december 31, 2018 [Member]
Expected Impact Of Initial Application Of New Standards Or Interpretations Line Items
Title Of New IFRS	Amended IFRS 10 – “Consolidated financial statements” and IAS 28 amended
Nature Of Impending Change In Accounting Policy	The amendments to IFRS 10 and IAS 28 establish that when an entity sells or transfers assets which are considered a business (including its consolidated subsidiaries) to an associate or joint venture of the entity, the latter will have to recognize any gains or losses derived from such transaction in its entirety. Notwithstanding, if the assets sold or transferred are not considered a business, the entity will have to recognize the gains or losses derived only to the extent of the interests in the associate or joint venture with unrelated investors.
Discussion Of Impact That Initial Application Of IFRS Is Expected To Have On Financial Statements	These changes will be applicable to accounting periods beginning on the effective date, still to be determined, although early adoption is allowed.
IFRS 16 [Member] | After december 31, 2018 [Member]
Expected Impact Of Initial Application Of New Standards Or Interpretations Line Items
Title Of New IFRS	IFRS 16 – “Leases”
Nature Of Impending Change In Accounting Policy	On January 13, 2016, the IASB issued IFRS 16 which will replace IAS 17 “Leases” for financial statements from January 1, 2019 onwards. The new standard introduces a single lessee accounting model and will require a lessee to recognize assets and liabilities for all leases. The only exceptions are short-term contracts and those in which the underlying assets have low value. A lessee will be required to recognize a right-of-use asset representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payments. With regard to lessor accounting, IFRS 16 substantially carries forward the lessor accounting requirements in IAS 17. Accordingly, a lessor will continue to classify its leases as operating leases or finance leases, and account for those two types of leases differently. During the financial years 2017 and 2018 the Group has carried out a project to implement IFRS 16 with the participation of all affected areas. The standard will mainly affect the accounting of operating leases of the Group. With regard to the estimated impact on the Consolidated Financial Statements, at the transition date, the Group has decided to apply the modified retrospective approach which requires recognition of a lease liability equal to the present value of the future payments committed on January 1, 2019. Regarding the measurement of the right-of-use asset, the Group has elected to record an amount equal to the lease liability. As a result of this approach, the Group expects to recognize assets for the right-of-use and lease liabilities for an approximate amount of 3,600 million euros mainly coming from the Group’s activity in Spain as well as from bank branches leases. The estimated impact in terms of capital (CET1) for the Group amounts to -12 basis points.
Discussion Of Impact That Initial Application Of IFRS Is Expected To Have On Financial Statements	The final impact of adopting the standard as of January 1, 2019 may change because: the Group has not concluded the tests; the new accounting policies, methodologies and parameters may be subject to changes until the Group presents its financial statements that include the final impact as of the date of initial application.
IFRS 2 [Member] | Before december 31, 2018 [Member]
Expected Impact Of Initial Application Of New Standards Or Interpretations Line Items
Title Of New IFRS	IFRS 2 – “Classification and Measurement of Share-based Payment Transactions”
Nature Of Impending Change In Accounting Policy	The amendments made to IFRS 2 provide requirements on three different aspects: When measuring the fair value of a cash-settled share-based payment vesting conditions, other than market conditions, the conditions for the irrevocability shall be taken into account by adjusting the number of awards included in the measurement of the liability arising from the transaction. A transaction in which an entity settles a share-base payment arrangement net by withholding a specified portion of the equity instruments to meet a statutory tax withholding obligation will be classified as equity settled in its entirety if, without the net settlement feature, the entire share-based payment would otherwise be classified as equity-settled. In case of modification of a share-based payment from cash-settled to equity-settled, the modification will be accounted for derecognizing the original liability and recognizing in equity the fair value of the equity instruments granted to the extent that services have been rendered up to the modification date; any difference will be recognized immediately in profit or loss.
Discussion Of Impact That Initial Application Of IFRS Is Expected To Have On Financial Statements	This standard has not had a significant impact on the Group's Consolidated Financial Statements.
Amended IFRS 4 [Member] | Before december 31, 2018 [Member]
Expected Impact Of Initial Application Of New Standards Or Interpretations Line Items
Title Of New IFRS	Amended IFRS 4 – “Insurance Contracts”
Nature Of Impending Change In Accounting Policy	The amendments made to IFRS 4 address the temporary accounting consequences of the different effective dates of IFRS 9 and the forthcoming insurance contracts standard, by introducing two optional solutions: The deferral approach or temporary exemption, that gives entities whose predominant activities are connected with insurance the option to defer the application of IFRS 9 and continue applying IAS 39 until 2021. The overlay approach, that gives all issuers of insurance contracts the option to recognize in other comprehensive income, rather than profit or loss, the additional accounting volatility that may arise from applying IFRS 9 compared to applying IAS 39 before applying the forthcoming insurance contracts standard.
Discussion Of Impact That Initial Application Of IFRS Is Expected To Have On Financial Statements	This standard has not had a significant impact on the Group's Consolidated Financial Statements.
Small Modification IIFRS 1 / IFRS 28 [Member] | Before december 31, 2018 [Member]
Expected Impact Of Initial Application Of New Standards Or Interpretations Line Items
Title Of New IFRS	Annual improvements cycle to IFRSs 2014-2016 – Minor amendments to IFRS 1 and IAS 28
Nature Of Impending Change In Accounting Policy	The annual improvements cycle to IFRSs 2014-2016 includes minor changes and clarifications to IFRS 1- First-time Adoption of International Financial Reporting Standards and IAS 28 – Investments in Associates and Joint Ventures, which should be applied to the accounting periods beginning on or after January 1, 2018, although early application was permitted for modifications to IAS 28.
Discussion Of Impact That Initial Application Of IFRS Is Expected To Have On Financial Statements	This standard has not had a significant impact on the Group's Consolidated Financial Statements.
IFRIC 22 [Member] | Before december 31, 2018 [Member]
Expected Impact Of Initial Application Of New Standards Or Interpretations Line Items
Title Of New IFRS	IFRIC 22 – Foreign Currency Transactions and Advance Consideration
Nature Of Impending Change In Accounting Policy	The Interpretation addresses how to determine the date of the transaction, and thus, the exchange rate to use to translate the related asset, expense or income on initial recognition, in circumstances in which a non-monetary prepayment asset or a non-monetary deferred income liability arising from the payment or receipt of advance consideration is recognized in advance of the related asset, income or expense. It requires that the date of the transaction will be the date on which an entity initially recognizes the non-monetary asset or non-monetary liability. If there are multiple payments or receipts in advance, the entity shall determine a date of the transaction for each payment or receipt of advance consideration.
Discussion Of Impact That Initial Application Of IFRS Is Expected To Have On Financial Statements	This standard has not had a significant impact on the Group's consolidated financial statements.
Amended NIC 40 [Member] | Before december 31, 2018 [Member]
Expected Impact Of Initial Application Of New Standards Or Interpretations Line Items
Title Of New IFRS	Amended IAS 40 – Investment Property
Nature Of Impending Change In Accounting Policy	The amendment states that an entity shall transfer a property to, or from, investment property when, and only when, there is evidence of a change in use. A change in use occurs when the property meets, or ceases to meet, the definition of investment property.
Discussion Of Impact That Initial Application Of IFRS Is Expected To Have On Financial Statements	This standard has not had a significant impact on the Group's financial statements.
IFRS 17 [Member] | After december 31, 2018 [Member]
Expected Impact Of Initial Application Of New Standards Or Interpretations Line Items
Title Of New IFRS	IFRS 17 – Insurance Contracts
Nature Of Impending Change In Accounting Policy	IFRS 17 establishes the principles for the accounting for insurance contracts and supersedes IFRS 4. The new standard introduces a single accounting model for all insurance contracts and requires the entities to use updated assumptions. An entity shall divide the contracts into groups and recognize and measure groups of insurance contracts at the total of: the fulfilment cash flows, that comprises the estimate of future cash flows, an adjustment to reflect the time value of money and the financial risk associated with the future cash flows and a risk adjustment for non-financial risk; and the contractual service margin that represents the unearned profit. The amounts recognized in the consolidated income statement shall be disaggregated into insurance revenue, insurance service expenses and insurance finance income or expenses. Insurance revenue and insurance service expenses shall exclude any investment components. Insurance revenue shall be recognized over the period the entity provides insurance coverage and in proportion to the value of the provision of coverage that the insurer provides in the period.
Discussion Of Impact That Initial Application Of IFRS Is Expected To Have On Financial Statements	This Standard will be applied to the accounting years starting on or after January 1, 2021.
IFRIC 23 [Member] | After december 31, 2018 [Member]
Expected Impact Of Initial Application Of New Standards Or Interpretations Line Items
Title Of New IFRS	IFRIC 23 - Uncertainty over Income Tax Treatments
Nature Of Impending Change In Accounting Policy	IFRIC 23 provides guidance on how to apply the recognition and measurement requirements in IAS 12 when there is uncertainty over income tax treatments. If the entity considers that it is probable that the taxation authority will accept an uncertain tax treatment, the Interpretation requires the entity to determine taxable profit (tax loss), tax bases, unused tax losses, unused tax credits or tax rates consistently with the tax treatment used or planned to be used in its income tax filings. If the entity considers that it is not probable that the taxation authority will accept an uncertain tax treatment, the Interpretation requires the entity to use the most likely amount or the expected value (sum of the probability. weighted amounts in a range of possible outcomes) in determining taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates. The method used should be the method that the entity expects to provide the better prediction of the resolution of the uncertainty.
Discussion Of Impact That Initial Application Of IFRS Is Expected To Have On Financial Statements	The interpretation will be applied to the accounting periods beginning on or after January 1, 2019.
Amended IFRS 9 [Member] | Before december 31, 2018 [Member]
Expected Impact Of Initial Application Of New Standards Or Interpretations Line Items
Title Of New IFRS	Amended IFRS 9 – Prepayment Features with Negative Compensation
Nature Of Impending Change In Accounting Policy	The amendments to IFRS 9 allow entities to measure certain prepayable financial assets with negative compensation at amortized cost or at fair value through other comprehensive income if a specified condition is met, instead of at fair value through profit or loss. The condition is that the financial asset would otherwise meet the criteria of having contractual cash flows that are solely payments of principal and interest but do not meet that condition only as a result of that prepayment feature.
Discussion Of Impact That Initial Application Of IFRS Is Expected To Have On Financial Statements	The amendments should be applied to the accounting periods beginning on or after January 1, 2019, although early application is permitted. The Group has applied this amendment to the accounting period beginning on January 1, 2018 and it has not had a significant impact on the Group´s financial statements.
Amended IAS 28 [Member] | After december 31, 2018 [Member]
Expected Impact Of Initial Application Of New Standards Or Interpretations Line Items
Title Of New IFRS	Amended IAS 28 – Long-term Interests in Associates and Joint Ventures
Nature Of Impending Change In Accounting Policy	The amendments to IAS 28 clarify that an entity is required to apply IFRS 9 to long term interests in an associate or joint venture that, in substance, form part of the net investment in the associate or joint venture but to which the equity method is not applied.
Discussion Of Impact That Initial Application Of IFRS Is Expected To Have On Financial Statements	The amendments will be applied to the accounting periods beginning on or after January 1, 2019.
Amended NIC 19 [Member] | After december 31, 2018 [Member]
Expected Impact Of Initial Application Of New Standards Or Interpretations Line Items
Title Of New IFRS	Amended IAS 19 – Plan Amendment, Curtailment or Settlement
Nature Of Impending Change In Accounting Policy	The small amendments in IAS 19 concern the cases if a plan is amended, curtailed or settled during the period. In these cases, an entity should ensure that the current service cost and the net interest for the period after the remeasurement are determined using the assumptions used for the remeasurement. In addition, amendments have been included to clarify the effect of a plan amendment, curtailment or settlement on the requirements regarding the asset ceiling.
Discussion Of Impact That Initial Application Of IFRS Is Expected To Have On Financial Statements	The amendments will be applied to the accounting periods beginning on or after January 1, 2019.
Amended IFRS 3 [Member] | After december 31, 2018 [Member]
Expected Impact Of Initial Application Of New Standards Or Interpretations Line Items
Title Of New IFRS	Amended IFRS 3 – Definition of a business
Nature Of Impending Change In Accounting Policy	The amendments clarify the difference between the acquisition of a business or the acquisition of a set of assets. To determine whether a transaction is an acquisition of a business, an entity should evaluate and conclude if the two following conditions are fulfilled: the fair value of the acquired assets is not concentrated in one single asset or group of similar assets. the entirety of acquired activities and assets includes, as a minimum, an input and a substantial process which, together, contribute to the capacity to create products.
Discussion Of Impact That Initial Application Of IFRS Is Expected To Have On Financial Statements	The amendments will be applied to the accounting periods beginning on or after January 1, 2020, although early application is permitted.
Amended IAS 1 And IAS 8 [Member] | After december 31, 2018 [Member]
Expected Impact Of Initial Application Of New Standards Or Interpretations Line Items
Title Of New IFRS	Amended IAS 1 and IAS 8 – Definition of material
Nature Of Impending Change In Accounting Policy	The amendments clarify the definition of material in the elaboration of the financial statements by aligning the definition of the conceptual framework, IAS 1 and IAS 8 (which, before the amendments, included similar but not identical definitions). The new definition of material is the following: “Information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity”.
Discussion Of Impact That Initial Application Of IFRS Is Expected To Have On Financial Statements	The amendments will be applied to the accounting periods beginning on or after January 1, 2020, although early application is permitted.
Improvements cycle to IFRS [Member] | After december 31, 2018 [Member]
Expected Impact Of Initial Application Of New Standards Or Interpretations Line Items
Title Of New IFRS	Annual improvements cycle to IFRSs 2015-2017
Nature Of Impending Change In Accounting Policy	The annual improvements cycle to IFRSs 2015-2017 includes minor changes and clarifications to IFRS 3- Business Combinations, IFRS 11 – Joint Arrangements, IAS 12 – Income Taxes and IAS 23 – Borrowing Costs, which will be applied to the accounting periods beginning on or after January 1, 2019, although early application is permitted.